PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	69,341,652	9,960,305
Computers and equipment	84,134,612	5,181,577	744,287
Leasehold improvements	10,365,904	9,359,857	1,344,459
Office furniture and fixtures	6,194,658	1,787,549	256,765
Motor vehicles	7,038,397	5,031,201	722,687
Software	15,832,264	14,542,095	2,088,842
Less: accumulated depreciation and amortization	(175,555,042)	(89,974,366)	(12,924,009)
Less: property, equipment and software, net, held-for-sale	—	(14,051,044)	(2,018,306)
Net book value	17,352,445	1,218,521	175,030